Trade and Other Receivables	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other receivables [text block] [Abstract]
TRADE AND OTHER RECEIVABLES

11. TRADE AND OTHER RECEIVABLES

As at December 31,	2021	2020
Trade receivables	$100,758	$47,368
Less: Allowance for doubtful accounts	(5,216)	(7,257)
Net trade receivables	95,542	40,111
Deferred receivables	5,554	7,347
Government grant receivable (Note 27)	17,626	2,776
Other receivables	3,976	1,694
Trade and other receivables	$122,698	$51,928

Allowance for doubtful accounts

The movement in the allowance for doubtful accounts was as follows:

Years ended December 31,	2021	2020
Allowance for doubtful accounts, beginning of year	$7,257	$1,779
(Reversals) provisions for impaired receivables	(1,914)	6,069
Receivables written off	(13)	(146)
Impact of foreign exchange	(114)	(445)
Allowance for doubtful accounts, end of year	$5,216	$7,257